ACQUISITION AND VARIABLE INTEREST ENTITY (Details 2) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents	$ 1,121,104	$ 1,285,373	$ 1,577,702	$ 509,615	$ 111,462
Notes receivable	35,320	125,798		120,182
Inventory	3,565,448	3,263,850		3,379,146
Advances to suppliers - non-related parties	657,592	540,259		129,423
Prepaid expenses and other current assets	370,150	320,296		269,495
Total Current Assets	9,529,788	9,166,294		8,656,415
Property, plant and equipment, net	7,001,152	6,573,937		7,508,637
Intangible assets, net	1,508,762	1,424,404		1,496,399
Deferred tax assets	47,778	20,743		54,361
Total Assets	18,087,480	17,185,378		17,715,812
Short-term bank loan	1,681,906	2,034,735		2,618,296
Accounts payable	2,455,750	2,637,792		2,732,327
Advance from customers	206,666	43,077		114,158
Due to related parties	2,535,927	1,716,919		2,105,338
Accrued expenses and other current liabilities	55,099	359,577		368,319
Total Current Liabilities	7,122,062	7,582,756		7,938,438
Total Liabilities	7,122,062	7,582,756		7,938,438
Variable Interest Entities [Member]
Cash and cash equivalents	855,616	1,266,426		361,849
Notes receivable	35,320	125,798		120,182
Accounts receivable - non-related parties	3,189,072	3,069,629		3,402,986
Inventory	3,017,700	2,639,839		2,916,515
Advances to suppliers - non-related parties	625,484	530,670		106,146
Prepaid expenses and other current assets	81,424	58,103		63,756
Total Current Assets	7,804,616	7,690,465		6,971,434
Property, plant and equipment, net	6,996,421	6,568,874		7,506,849
Intangible assets, net	1,508,762	1,424,404		1,496,399
Deferred tax assets		20,743		54,361
Total Assets	16,357,577	15,704,486		16,029,043
Short-term bank loan	1,681,906	2,034,735		2,618,296
Accounts payable	2,455,750	2,637,792		2,637,039
Advance from customers	30,967	27,501		32,372
Due to related parties	1,981,879	1,407,145		1,449,064
Accrued expenses and other current liabilities	4,923	61,856		148,287
Total Current Liabilities	6,155,425	6,169,029		6,885,058
Total Liabilities	$ 6,155,425	$ 6,169,029		$ 6,885,058